UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Courtney R. Taylor

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

U.S. Government
Securities Fund®

Semi-annual report
for the six months ended
February 28, 2014

U.S. Government Securities Fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	-4.78%	2.22%	3.26%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated November 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended February 28, 2014, U.S. Government Securities Fund produced a total return of 2.10%. By comparison, the unmanaged Barclays U.S. Government/Mortgage-Backed Securities Index returned 2.15%. The Lipper General U.S. Government Funds Average (a peer group of mutual funds) returned 2.06%.

Income is an important element of the fund’s total return. The fund provides income in the form of monthly dividends, which totaled about 7 cents per share in the six-month period. This represents an income return of 0.53% for investors, who also received a capital gain distribution of about 12 cents in December.

Bond market overview

Interest rates ended the six-month period only slightly lower than where they began, but they fluctuated during the period after a turbulent summer in which rates rose slightly, sending existing bond prices down. (Existing bonds paying a fixed rate of interest decline in price if interest rates move higher and newly issued bonds pay higher yields.) The yield of the benchmark 10-year U.S. Treasury fluctuated roughly between 3.0% and 2.5% during the past six-month period, ending the period near the lower end of that range.

Results at a glance

For periods ended February 28, 2014, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 10/17/85)

U.S. Government Securities Fund (Class A shares)	-0.90%	3.41%	3.74%	6.08%
Barclays U.S. Government/Mortgage-Backed Securities Index*	-0.20	3.54	4.37	7.00
Lipper General U.S. Government Funds Average	-1.54	3.49	3.53	5.94

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

U.S. Government Securities Fund	1

The period was characterized by the Federal Reserve changing course. In the fall of 2013 the central bank declined to reduce “quantitative easing” or its purchases of U.S. Treasuries and mortgage-backed securities. But then, late in the year, the Fed decided to follow through with the policy to “taper” or reduce its purchases of bonds. Initially tepid economic data revived somewhat at the end of the year, giving the Fed encouragement to reduce its purchases.

Nevertheless, the bond market rallied near the end of the six-month period, when the taper finally began, with the yield on the 10-year U.S. Treasury falling to around 2.7%. Despite the fluctuation within the period, you can see in the chart below that Treasury yields closed the period near where they began.

Inside the portfolio

U.S. Government Securities Fund invests predominantly in debt obligations that are guaranteed or sponsored by the federal government. These include Treasury bonds and notes, the direct debt of federal agencies, and a variety of agency mortgage-backed securities. Throughout the period, the fund’s portfolio managers adjusted the blend of these securities in response to, and in anticipation of, evolving market conditions.

The portfolio managers reduced investments in pools of agency mortgage-backed securities with 30-year maturities from 34% to 17%. They increased the fund’s investments in Treasuries from 39% to 49% during the period. Although mortgages often yield more relative to Treasuries, over the longer run the Federal Reserve’s exit from the market could hurt mortgages more than Treasuries. Additionally, it may be that the bond market has anticipated the Fed’s taper, and that the execution of this policy could add volatility to the stock market. In that event, Treasuries may prove to be attractive, as investors jarred by stock market fluctuations could seek relatively safer securities.

Treasury yield curves at the beginning and end of the six-month period

2	U.S. Government Securities Fund

The summary portfolio, beginning on page 4, offers more complete details of the various government securities and sectors held by the fund as of February 28, 2014.

Looking ahead

Treasury bond yields have been volatile within a certain range. Although bond prices generally decline when interest rates rise, a gradual rise in rates could be an opportunity for the fund to reinvest cash from income paid by the bonds at higher rates. A more aggressive rise in rates, by contrast, could produce a negative total return for the fund as price declines of existing bonds outstrip the income paid by the bonds. A rise in yields is, however, likely to continue to be quite gradual due to the high levels of debt in the economy.

As always, we continue to carefully monitor the economic and interest rate environment, as well as the ever-growing volume of federal debt, with the goal of anticipating impending changes in the bond markets and thus reducing volatility within the portfolio.

U.S. Government Securities Fund always has maintained a very high-quality portfolio to serve as a hedge or ballast against economic uncertainties that could impact other portions of our fund investors’ individual portfolios. We think government securities will retain their characteristic of having a low correlation to stocks, which should support their valued status as part of a balanced portfolio.

We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

Thomas H. Høgh
President

April 11, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.05%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.92%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

U.S. Government Securities Fund	3

Summary investment portfolio February 28, 2014	unaudited
Investment mix by security type	Percent of net assets

Breakdown of mortgage-backed obligations	Percent of net assets
30-year pass-throughs:
Fannie Mae	10.4%
Ginnie Mae	4.3
Freddie Mac	2.6	17.3%
15-year pass-throughs		2.1
Other		4.0
Total		23.4%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency bonds & notes†	65.1%
Aaa/AAA	23.4
Short-term securities & other assets less liabilities	11.5

Long-term obligations of the U.S. government and federal agencies are currently rated AAA by at least one rating agency. These obligations are currently rated AA+ by Standard & Poor’s.

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

4	U.S. Government Securities Fund

Bonds, notes & other debt instruments 88.51%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 48.74%
U.S. Treasury 41.51%
2.625% 2014	$110,445	$111,615
1.875% 2015	34,120	34,890
11.25% 2015	90,530	100,140
1.50% 2016	94,050	96,372
1.50% 2016[1]	76,675	78,553
2.125% 2016	58,100	60,181
2.375% 2016	40,200	41,882
4.625% 2016	49,175	54,492
4.625% 2017	38,975	43,446
1.125% 2020	56,500	54,024
1.25% 2020	56,500	54,521
1.375% 2020	47,500	45,947
1.625% 2022	176,333	164,300	41.51%
1.625% 2022	101,004	94,643
1.75% 2023	44,600	41,571
2.00% 2023	79,248	75,870
2.50% 2023	318,475	315,940
2.75% 2023	340,900	344,408
4.75% 2037	31,750	38,515
5.00% 2037	30,750	38,562
4.375% 2038	33,500	38,531
2.875% 2043	115,459	100,100
3.125% 2043	45,535	41,659
3.625% 2043	105,000	105,687
0.25%–8.875% 2015–2040	312,410	305,477
		2,481,326	41.51

U.S. Treasury inflation-protected securities[2] 7.23%
2.00% 2014	84,072	85,948
0.50% 2015	105,754	108,444	7.23
1.375% 2044	130,680	132,805
0.125%–2.125% 2015–2041	100,282	105,060
		432,257	7.23

Total U.S. Treasury bonds & notes		2,913,583	48.74

U.S. Government Securities Fund	5

	Principal amount (000)	Value (000)	Percent of net assets
Federal agency mortgage-backed obligations[3] 23.42%
Fannie Mae:
2.50% 2029[4]	$44,186	$44,324
3.00% 2042	44,330	43,198
3.00% 2043	60,141	58,606
3.00% 2043	50,377	49,091
3.00% 2043	42,682	41,593	13.27%
3.00% 2043	36,401	35,472
4.00% 2043	43,577	45,858
4.50% 2044[4]	71,559	76,867
0%–10.568% 2017–2047[4,5]	390,908	397,814
Freddie Mac:
3.00% 2042	45,485	44,223
3.00% 2042	36,365	35,356	5.35
4.00% 2044[4]	64,750	67,704
0%–10.398% 2016–2043[5]	165,500	172,473
Government National Mortgage Assn.
3.00%–10.00% 2019-2058[5]	206,398	223,123	3.73
Vendee Mortgage Trust 3.75%–5.25% 2028–2035	55,420	59,859	1.00
Other securities		4,060	.07
		1,399,621	23.42

Federal agency bonds & notes 16.35%
Freddie Mac:
0.375% 2014	75,250	75,268
1.75% 2015	33,375	34,141
1.25% 2019	51,820	50,095	9.30
Series K032, Class A2, multifamily 3.31% 2023[3,5]	52,000	52,970
Series K035, Class A2, multifamily 3.458% 2023[3,5]	79,000	81,057
0.548%–3.607% 2014–2023[3,5]	261,634	262,674
Federal Home Loan Bank:
0.375% 2015	61,000	61,134
Series 2816, 1.00% 2017	43,705	43,847	2.84
0.375%–5.50% 2015–2036	64,255	64,979
Federal Farm Credit Banks:
0.60% 2017	74,292	73,706	1.94
0.156%–1.625% 2014–2017[5]	42,086	42,418
Tennessee Valley Authority 1.875%–5.88% 2021–2048[3]	62,453	62,513	1.05
Fannie Mae 0.478%–7.125% 2014–2033[3,5]	41,569	43,448	.73
Other securities		29,180	.49
		977,430	16.35

Asset-backed obligations 0.00%
Other securities		165	.00

Total bonds, notes & other debt instruments (cost: $5,230,826,000)		5,290,799	88.51

6	U.S. Government Securities Fund

Short-term securities 14.81%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.07%–0.165% due 3/7–7/25/2014	$429,504	$429,421	7.19%
Freddie Mac 0.08%–0.14% due 3/11–9/16/2014	267,300	267,253	4.47
Wal-Mart Stores, Inc. 0.06% due 3/10–3/17/2014[6]	90,000	89,998	1.51
Fannie Mae 0.09–0.10% due 4/21–7/23/2014	59,400	59,394	.99
Federal Farm Credit Banks 0.10% due 6/16/2014	5,000	4,999	.08
Other securities		34,298	.57

Total short-term securities (cost: $885,271,000)		885,363	14.81
Total investment securities (cost: $6,116,097,000)		6,176,162	103.32
Other assets less liabilities		(198,659)	(3.32)

Net assets		$5,977,503	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $269,000,000 over the prior four-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2014 (000)
Pay	3-month USD-LIBOR	0.4975%	1/8/2016	$50,000	$84
Receive	3-month USD-LIBOR	1.32125	1/8/2018	30,000	(185)
Receive	3-month USD-LIBOR	1.49	11/29/2018	50,000	45
Receive	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(86)
Receive	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(117)
					$(259)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,767,000, which represented .18% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion or all of the security purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $95,049,000, which represented 1.59% of the net assets of the fund.

See Notes to Financial Statements

U.S. Government Securities Fund	7

Financial statements

Statement of assets and liabilities at February 28, 2014	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $6,116,097)		$6,176,162
Cash		135
Receivables for:
Sales of investments	$82,046
Sales of fund’s shares	9,283
Variation margin on interest rate swaps	389
Interest	18,282	110,000
		6,286,297
Liabilities:
Payables for:
Purchases of investments	290,934
Repurchases of fund’s shares	13,284
Dividends on fund’s shares	150
Investment advisory services	991
Services provided by related parties	3,106
Trustees’ deferred compensation	230
Other	99	308,794
Net assets at February 28, 2014		$5,977,503

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,026,401
Distributions in excess of net investment income		(3,301)
Distributions in excess of net realized gain		(105,403)
Net unrealized appreciation		59,806
Net assets at February 28, 2014		$5,977,503

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (434,137 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,751,465	199,813	$13.77
Class B	47,153	3,427	13.76
Class C	295,378	21,473	13.76
Class F-1	171,256	12,437	13.77
Class F-2	55,710	4,046	13.77
Class 529-A	144,716	10,509	13.77
Class 529-B	4,354	317	13.75
Class 529-C	65,937	4,795	13.75
Class 529-E	8,474	615	13.77
Class 529-F-1	10,635	772	13.77
Class R-1	14,254	1,036	13.76
Class R-2	153,397	11,150	13.76
Class R-3	144,265	10,477	13.77
Class R-4	121,986	8,859	13.77
Class R-5	129,788	9,425	13.77
Class R-6	1,858,735	134,986	13.77

See Notes to Financial Statements

8	U.S. Government Securities Fund

Statement of operations for the six months ended February 28, 2014	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$48,097

Fees and expenses*:
Investment advisory services	$6,361
Distribution services	7,221
Transfer agent services	3,606
Administrative services	911
Reports to shareholders	220
Registration statement and prospectus	130
Trustees’ compensation	40
Auditing and legal	59
Custodian	6
Other	166	18,720
Net investment income		29,377

Net realized gain and unrealized appreciation on investments and interest rate swaps:
Net realized gain (loss) on:
Investments	13,377
Interest rate swaps	(1,404)	11,973
Net unrealized appreciation (depreciation) on:
Investments	87,999
Interest rate swaps	(259)	87,740
Net realized gain and unrealized appreciation on investments and interest rate swaps		99,713
Net increase in net assets resulting from operations		$129,090

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

U.S. Government Securities Fund	9

Statements of changes in net assets
	(dollars in thousands)

	Six months ended	Year ended
	February 28, 2014*	August 31, 2013

Operations:
Net investment income	$29,377	$22,654
Net realized gain (loss) on investments and interest rate swaps	11,973	(655)
Net unrealized appreciation (depreciation) on investments and interest rate swaps	87,740	(259,367)
Net increase (decrease) in net assets resulting from operations	129,090	(237,368)

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(32,298)	(57,650)
Distributions from net realized gain on investments	(52,846)	(176,821)
Total dividends and distributions paid or accrued to shareholders	(85,144)	(234,471)

Net capital share transactions	(349,380)	(581,810)

Total decrease in net assets	(305,434)	(1,053,649)

Net assets:
Beginning of period	6,282,937	7,336,586
End of period (including distributions in excess of net investment income: $(3,301) and $(380), respectively)	$5,977,503	$6,282,937

*Unaudited.

See Notes to Financial Statements

10	U.S. Government Securities Fund

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

U.S. Government Securities Fund	11

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly

12	U.S. Government Securities Fund

relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not

U.S. Government Securities Fund	13

actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2014, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

14	U.S. Government Securities Fund

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to-be-announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

U.S. Government Securities Fund	15

Interest rate swaps — The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of February 28, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Variation margin on interest rate swaps	$389	Variation margin on interest rate swaps	—

	Net realized loss		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Net realized loss on interest rate swaps	$(1,404)	Net unrealized depreciation on interest rate swaps	$(259)

16	U.S. Government Securities Fund

Collateral — The fund has entered into a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2008.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2013, the fund had tax basis undistributed ordinary income of $476,000, post-October capital loss deferral of $102,560,000, and undistributed long-term capital gains of $52,710,000.

As of February 28, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$72,475
Gross unrealized depreciation on investment securities	(21,217)
Net unrealized appreciation on investment securities	51,258
Cost of investment securities	6,124,904

U.S. Government Securities Fund	17

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2014			Year ended August 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$15,257	$25,210	$40,467	$89,191	$44,126	$133,317
Class B	88	455	543	1,437	1,013	2,450
Class C	479	2,788	3,267	7,578	5,459	13,037
Class F-1	869	1,433	2,302	4,224	2,056	6,280
Class F-2	363	482	845	1,691	758	2,449
Class 529-A	735	1,341	2,076	4,175	2,125	6,300
Class 529-B	6	43	49	129	94	223
Class 529-C	88	619	707	1,382	1,015	2,397
Class 529-E	33	78	111	234	134	368
Class 529-F-1	62	92	154	289	134	423
Class R-1	23	126	149	272	193	465
Class R-2	252	1,400	1,652	3,284	2,302	5,586
Class R-3	559	1,334	1,893	3,872	2,231	6,103
Class R-4	669	1,096	1,765	3,672	1,777	5,449
Class R-5	880	1,158	2,038	4,124	1,802	5,926
Class R-6	11,935	15,191	27,126	31,337	12,361	43,698
Total	$32,298	$52,846	$85,144	$156,891	$77,580	$234,471

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2014, the investment advisory services fee was $6,361,000, which was equivalent to an annualized rate of 0.212% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

18	U.S. Government Securities Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of

U.S. Government Securities Fund	19

the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended February 28, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3,379	$2,425	$145	Not applicable
Class B	263	43	Not applicable	Not applicable
Class C	1,602	257	80	Not applicable
Class F-1	206	92	41	Not applicable
Class F-2	Not applicable	31	14	Not applicable
Class 529-A	170	103	38	$75
Class 529-B	25	4	1	2
Class 529-C	349	51	18	35
Class 529-E	22	5	2	4
Class 529-F-1	—	7	3	5
Class R-1	73	9	4	Not applicable
Class R-2	591	327	40	Not applicable
Class R-3	383	150	39	Not applicable
Class R-4	158	67	32	Not applicable
Class R-5	Not applicable	33	32	Not applicable
Class R-6	Not applicable	2	422	Not applicable
Total class-specific expenses	$7,221	$3,606	$911	$121

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $40,000 in the fund’s statement of operations includes $25,000 in current fees (either paid in cash or deferred) and a net increase of $15,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

20	U.S. Government Securities Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2014

Class A	$148,328	10,807	$39,879	2,917	$(598,442)	(43,604)	$(410,235)	(29,880)
Class B	711	52	531	39	(14,911)	(1,088)	(13,669)	(997)
Class C	13,603	992	3,188	236	(85,340)	(6,225)	(68,549)	(4,997)
Class F-1	31,660	2,306	2,285	168	(35,210)	(2,565)	(1,265)	(91)
Class F-2	15,441	1,124	787	58	(22,317)	(1,623)	(6,089)	(441)
Class 529-A	9,239	673	2,076	153	(30,718)	(2,243)	(19,403)	(1,417)
Class 529-B	76	5	49	4	(1,755)	(128)	(1,630)	(119)
Class 529-C	4,479	327	707	52	(16,548)	(1,209)	(11,362)	(830)
Class 529-E	903	65	110	8	(2,752)	(201)	(1,739)	(128)
Class 529-F-1	2,052	149	154	11	(2,775)	(202)	(569)	(42)
Class R-1	1,386	101	149	11	(2,861)	(208)	(1,326)	(96)
Class R-2	17,941	1,309	1,652	122	(41,118)	(2,998)	(21,525)	(1,567)
Class R-3	19,005	1,385	1,889	139	(45,278)	(3,296)	(24,384)	(1,772)
Class R-4	17,572	1,282	1,765	130	(31,924)	(2,325)	(12,587)	(913)
Class R-5	16,032	1,168	2,038	150	(21,666)	(1,581)	(3,596)	(263)
Class R-6	397,782	29,023	27,126	2,004	(176,360)	(12,769)	248,548	18,258
Total net increase (decrease)	$696,210	50,768	$84,385	6,202	$(1,129,975)	(82,265)	$(349,380)	(25,295)

Year ended August 31, 2013
Class A	$667,177	46,607	$130,263	9,170	$(1,643,270)	(116,315)	$(845,830)	(60,538)
Class B	4,884	339	2,390	168	(50,942)	(3,590)	(43,668)	(3,083)
Class C	81,040	5,664	12,648	890	(236,212)	(16,728)	(142,524)	(10,174)
Class F-1	114,181	8,116	6,118	431	(135,866)	(9,679)	(15,567)	(1,132)
Class F-2	36,223	2,542	2,313	163	(35,602)	(2,531)	2,934	174
Class 529-A	31,673	2,220	6,284	442	(63,969)	(4,543)	(26,012)	(1,881)
Class 529-B	659	46	223	16	(4,721)	(332)	(3,839)	(270)
Class 529-C	14,433	1,014	2,393	168	(33,984)	(2,408)	(17,158)	(1,226)
Class 529-E	2,130	150	367	26	(4,262)	(303)	(1,765)	(127)
Class 529-F-1	2,888	203	417	29	(3,951)	(279)	(646)	(47)
Class R-1	4,073	286	462	33	(7,274)	(513)	(2,739)	(194)
Class R-2	67,143	4,706	5,570	392	(108,941)	(7,684)	(36,228)	(2,586)
Class R-3	81,114	5,694	6,068	427	(120,051)	(8,479)	(32,869)	(2,358)
Class R-4	66,797	4,677	5,441	383	(133,760)	(9,378)	(61,522)	(4,318)
Class R-5	47,999	3,363	5,920	417	(81,246)	(5,748)	(27,327)	(1,968)
Class R-6	725,526	51,222	43,601	3,075	(96,177)	(6,773)	672,950	47,524
Total net increase (decrease)	$1,947,940	136,849	$230,478	16,230	$(2,760,228)	(195,283)	$(581,810)	(42,204)

* Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,698,253,000 and $12,234,323,000, respectively, during the six months ended February 28, 2014.

U.S. Government Securities Fund	21

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 2/28/2014[4,5]	$13.68	$.06	$.22	$.28
	Year ended 8/31/2013	14.63	.05	(.53)	(.48)
	Year ended 8/31/2012	14.48	.12	.52	.64
	Year ended 8/31/2011	14.76	.28	.23	.51
	Year ended 8/31/2010	14.11	.38	.70	1.08
	Year ended 8/31/2009	13.56	.42	.57	.99
Class B:	Six months ended 2/28/2014[4,5]	13.67	.01	.22	.23
	Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
	Year ended 8/31/2012	14.48	.01	.52	.53
	Year ended 8/31/2011	14.76	.17	.23	.40
	Year ended 8/31/2010	14.11	.27	.70	.97
	Year ended 8/31/2009	13.56	.32	.57	.89
Class C:	Six months ended 2/28/2014[4,5]	13.67	.01	.22	.23
	Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
	Year ended 8/31/2012	14.48	— [7]	.52	.52
	Year ended 8/31/2011	14.76	.16	.23	.39
	Year ended 8/31/2010	14.11	.26	.70	.96
	Year ended 8/31/2009	13.56	.31	.57	.88
Class F-1:	Six months ended 2/28/2014[4,5]	13.68	.06	.22	.28
	Year ended 8/31/2013	14.63	.05	(.53)	(.48)
	Year ended 8/31/2012	14.48	.12	.52	.64
	Year ended 8/31/2011	14.76	.27	.23	.50
	Year ended 8/31/2010	14.11	.37	.70	1.07
	Year ended 8/31/2009	13.56	.42	.57	.99
Class F-2:	Six months ended 2/28/2014[4,5]	13.68	.08	.22	.30
	Year ended 8/31/2013	14.63	.08	(.53)	(.45)
	Year ended 8/31/2012	14.48	.15	.52	.67
	Year ended 8/31/2011	14.76	.31	.23	.54
	Year ended 8/31/2010	14.11	.41	.70	1.11
	Year ended 8/31/2009	13.56	.46	.57	1.03
Class 529-A:	Six months ended 2/28/2014[4,5]	13.68	.06	.22	.28
	Year ended 8/31/2013	14.63	.04	(.53)	(.49)
	Year ended 8/31/2012	14.48	.11	.52	.63
	Year ended 8/31/2011	14.76	.27	.23	.50
	Year ended 8/31/2010	14.11	.37	.70	1.07
	Year ended 8/31/2009	13.56	.42	.57	.99
Class 529-B:	Six months ended 2/28/2014[4,5]	13.66	.01	.22	.23
	Year ended 8/31/2013	14.63	(.08)	(.53)	(.61)
	Year ended 8/31/2012	14.48	(.01)	.52	.51
	Year ended 8/31/2011	14.76	.15	.23	.38
	Year ended 8/31/2010	14.11	.25	.70	.95
	Year ended 8/31/2009	13.56	.30	.57	.87
Class 529-C:	Six months ended 2/28/2014[4,5]	13.66	.01	.22	.23
	Year ended 8/31/2013	14.63	(.08)	(.53)	(.61)
	Year ended 8/31/2012	14.48	(.01)	.52	.51
	Year ended 8/31/2011	14.76	.15	.23	.38
	Year ended 8/31/2010	14.11	.25	.70	.95
	Year ended 8/31/2009	13.56	.31	.57	.88
Class 529-E:	Six months ended 2/28/2014[4,5]	13.68	.04	.22	.26
	Year ended 8/31/2013	14.63	— [7]	(.53)	(.53)
	Year ended 8/31/2012	14.48	.07	.52	.59
	Year ended 8/31/2011	14.76	.23	.23	.46
	Year ended 8/31/2010	14.11	.33	.70	1.03
	Year ended 8/31/2009	13.56	.38	.57	.95

22	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.07)	$(.12)	$(.19)	$13.77	2.10%	$2,751	.64%[6]		.64%[6]		.96%[6]
(.12)	(.35)	(.47)	13.68	(3.37)	3,141	.61		.61		.36
(.18)	(.31)	(.49)	14.63	4.50	4,245	.60		.60		.82
(.30)	(.49)	(.79)	14.48	3.73	3,915	.61		.61		1.92
(.39)	(.04)	(.43)	14.76	7.81	4,891	.62		.62		2.66
(.44)	—	(.44)	14.11	7.43	4,745	.64		.63		3.05
(.02)	(.12)	(.14)	13.76	1.74	47	1.39	[6]	1.39	[6]	.21	[6]
(.02)	(.35)	(.37)	13.67	(4.10)	60	1.35		1.35		(.40)
(.07)	(.31)	(.38)	14.63	3.73	110	1.35		1.35		.10
(.19)	(.49)	(.68)	14.48	2.95	154	1.37		1.37		1.16
(.28)	(.04)	(.32)	14.76	7.00	267	1.38		1.38		1.92
(.34)	—	(.34)	14.11	6.64	356	1.39		1.38		2.31
(.02)	(.12)	(.14)	13.76	1.72	295	1.43	[6]	1.43	[6]	.17	[6]
(.02)	(.35)	(.37)	13.67	(4.13)	362	1.40		1.40		(.45)
(.06)	(.31)	(.37)	14.63	3.68	536	1.40		1.40		.02
(.18)	(.49)	(.67)	14.48	2.90	497	1.42		1.42		1.12
(.27)	(.04)	(.31)	14.76	6.95	669	1.43		1.43		1.85
(.33)	—	(.33)	14.11	6.59	686	1.43		1.42		2.24
(.07)	(.12)	(.19)	13.77	2.10	171	.64	[6]	.64	[6]	.96	[6]
(.12)	(.35)	(.47)	13.68	(3.38)	171	.62		.62		.35
(.18)	(.31)	(.49)	14.63	4.51	200	.61		.61		.81
(.29)	(.49)	(.78)	14.48	3.70	172	.63		.63		1.90
(.38)	(.04)	(.42)	14.76	7.78	206	.65		.65		2.62
(.44)	—	(.44)	14.11	7.42	185	.65		.65		3.05
(.09)	(.12)	(.21)	13.77	2.22	56	.39	[6]	.39	[6]	1.21	[6]
(.15)	(.35)	(.50)	13.68	(3.15)	61	.38		.38		.59
(.21)	(.31)	(.52)	14.63	4.76	63	.37		.37		1.04
(.33)	(.49)	(.82)	14.48	3.96	51	.38		.38		2.13
(.42)	(.04)	(.46)	14.76	8.06	66	.39		.39		2.86
(.48)	—	(.48)	14.11	7.67	57	.41		.41		3.24
(.07)	(.12)	(.19)	13.77	2.05	145	.73	[6]	.73	[6]	.87	[6]
(.11)	(.35)	(.46)	13.68	(3.46)	163	.69		.69		.27
(.17)	(.31)	(.48)	14.63	4.42	202	.69		.69		.72
(.29)	(.49)	(.78)	14.48	3.64	172	.69		.69		1.84
(.38)	(.04)	(.42)	14.76	7.73	175	.70		.70		2.57
(.44)	—	(.44)	14.11	7.37	145	.70		.69		2.99
(.02)	(.12)	(.14)	13.75	1.70	4	1.50	[6]	1.50	[6]	.09	[6]
(.01)	(.35)	(.36)	13.66	(4.23)	6	1.47		1.47		(.52)
(.05)	(.31)	(.36)	14.63	3.60	10	1.48		1.48		(.03)
(.17)	(.49)	(.66)	14.48	2.83	14	1.48		1.48		1.04
(.26)	(.04)	(.30)	14.76	6.87	23	1.50		1.50		1.79
(.32)	—	(.32)	14.11	6.51	25	1.51		1.50		2.19
(.02)	(.12)	(.14)	13.75	1.69	66	1.50	[6]	1.50	[6]	.10	[6]
(.01)	(.35)	(.36)	13.66	(4.23)	77	1.47		1.47		(.51)
(.05)	(.31)	(.36)	14.63	3.62	100	1.47		1.47		(.05)
(.17)	(.49)	(.66)	14.48	2.83	90	1.48		1.48		1.06
(.26)	(.04)	(.30)	14.76	6.87	95	1.49		1.49		1.78
(.33)	—	(.33)	14.11	6.52	78	1.50		1.49		2.19
(.05)	(.12)	(.17)	13.77	1.93	8	.97	[6]	.97	[6]	.63	[6]
(.07)	(.35)	(.42)	13.68	(3.69)	10	.94		.94		.03
(.13)	(.31)	(.44)	14.63	4.16	13	.94		.94		.46
(.25)	(.49)	(.74)	14.48	3.36	10	.97		.97		1.57
(.34)	(.04)	(.38)	14.76	7.42	12	.98		.98		2.28
(.40)	—	(.40)	14.11	7.07	9	.99		.98		2.71

See page 25 for footnotes.

U.S. Government Securities Fund	23

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-F-1:	Six months ended 2/28/2014[4,5]	$13.68	$.07	$.22	$.29
	Year ended 8/31/2013	14.63	.07	(.53)	(.46)
	Year ended 8/31/2012	14.48	.14	.52	.66
	Year ended 8/31/2011	14.76	.30	.23	.53
	Year ended 8/31/2010	14.11	.40	.70	1.10
	Year ended 8/31/2009	13.56	.45	.57	1.02
Class R-1:	Six months ended 2/28/2014[4,5]	13.67	.01	.22	.23
	Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
	Year ended 8/31/2012	14.48	.01	.52	.53
	Year ended 8/31/2011	14.76	.16	.23	.39
	Year ended 8/31/2010	14.11	.26	.70	.96
	Year ended 8/31/2009	13.56	.31	.57	.88
Class R-2:	Six months ended 2/28/2014[4,5]	13.67	.01	.22	.23
	Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
	Year ended 8/31/2012	14.48	.01	.52	.53
	Year ended 8/31/2011	14.76	.16	.23	.39
	Year ended 8/31/2010	14.11	.26	.70	.96
	Year ended 8/31/2009	13.56	.31	.57	.88
Class R-3:	Six months ended 2/28/2014[4,5]	13.68	.04	.22	.26
	Year ended 8/31/2013	14.63	— [7]	(.53)	(.53)
	Year ended 8/31/2012	14.48	.07	.52	.59
	Year ended 8/31/2011	14.76	.22	.23	.45
	Year ended 8/31/2010	14.11	.32	.70	1.02
	Year ended 8/31/2009	13.56	.37	.57	.94
Class R-4:	Six months ended 2/28/2014[4,5]	13.68	.06	.22	.28
	Year ended 8/31/2013	14.63	.05	(.53)	(.48)
	Year ended 8/31/2012	14.48	.12	.52	.64
	Year ended 8/31/2011	14.76	.27	.23	.50
	Year ended 8/31/2010	14.11	.37	.70	1.07
	Year ended 8/31/2009	13.56	.42	.57	.99
Class R-5:	Six months ended 2/28/2014[4,5]	13.68	.08	.22	.30
	Year ended 8/31/2013	14.63	.09	(.53)	(.44)
	Year ended 8/31/2012	14.48	.16	.52	.68
	Year ended 8/31/2011	14.76	.31	.23	.54
	Year ended 8/31/2010	14.11	.41	.70	1.11
	Year ended 8/31/2009	13.56	.46	.57	1.03
Class R-6:	Six months ended 2/28/2014[4,5]	13.68	.09	.22	.31
	Year ended 8/31/2013	14.63	.10	(.53)	(.43)
	Year ended 8/31/2012	14.48	.17	.52	.69
	Year ended 8/31/2011	14.76	.32	.23	.55
	Year ended 8/31/2010	14.11	.42	.70	1.12
	Period from 5/1/2009 to 8/31/2009[4,8]	14.07	.15	.05	.20

	Six months ended	Year ended August 31
	February 28, 2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	215%	488%	353%	212%	95%	166%

24	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.08)	$(.12)	$(.20)	$13.77	2.16%	$11	.51%[6]		.51%[6]		1.09%[6]
(.14)	(.35)	(.49)	13.68	(3.24)	11	.47		.47		.49
(.20)	(.31)	(.51)	14.63	4.65	13	.47		.47		.94
(.32)	(.49)	(.81)	14.48	3.87	10	.48		.48		2.06
(.41)	(.04)	(.45)	14.76	7.95	12	.49		.49		2.78
(.47)	—	(.47)	14.11	7.59	9	.50		.49		3.21
(.02)	(.12)	(.14)	13.76	1.73	14	1.41	[6]	1.41	[6]	.19	[6]
(.02)	(.35)	(.37)	13.67	(4.12)	16	1.38		1.38		(.41)
(.07)	(.31)	(.38)	14.63	3.70	19	1.38		1.38		.04
(.18)	(.49)	(.67)	14.48	2.91	17	1.41		1.41		1.13
(.27)	(.04)	(.31)	14.76	6.94	21	1.44		1.44		1.81
(.33)	—	(.33)	14.11	6.57	14	1.45		1.45		2.24
(.02)	(.12)	(.14)	13.76	1.73	153	1.42	[6]	1.42	[6]	.18	[6]
(.02)	(.35)	(.37)	13.67	(4.09)	174	1.35		1.35		(.39)
(.07)	(.31)	(.38)	14.63	3.71	224	1.37		1.37		.05
(.18)	(.49)	(.67)	14.48	2.91	211	1.41		1.40		1.13
(.27)	(.04)	(.31)	14.76	6.95	241	1.45		1.43		1.85
(.33)	—	(.33)	14.11	6.58	204	1.49		1.44		2.26
(.05)	(.12)	(.17)	13.77	1.93	144	.97	[6]	.97	[6]	.63	[6]
(.07)	(.35)	(.42)	13.68	(3.69)	168	.94		.94		.02
(.13)	(.31)	(.44)	14.63	4.14	214	.95		.95		.47
(.24)	(.49)	(.73)	14.48	3.34	191	.98		.98		1.55
(.33)	(.04)	(.37)	14.76	7.39	201	1.01		1.01		2.26
(.39)	—	(.39)	14.11	7.02	174	1.03		1.02		2.68
(.07)	(.12)	(.19)	13.77	2.10	122	.63	[6]	.63	[6]	.97	[6]
(.12)	(.35)	(.47)	13.68	(3.38)	134	.61		.61		.34
(.18)	(.31)	(.49)	14.63	4.50	206	.61		.61		.80
(.29)	(.49)	(.78)	14.48	3.69	181	.64		.64		1.89
(.38)	(.04)	(.42)	14.76	7.76	167	.67		.67		2.61
(.44)	—	(.44)	14.11	7.39	159	.69		.68		3.02
(.09)	(.12)	(.21)	13.77	2.25	130	.33	[6]	.33	[6]	1.27	[6]
(.16)	(.35)	(.51)	13.68	(3.08)	133	.31		.31		.65
(.22)	(.31)	(.53)	14.63	4.80	170	.32		.32		1.09
(.33)	(.49)	(.82)	14.48	4.01	128	.34		.34		2.19
(.42)	(.04)	(.46)	14.76	8.09	134	.36		.36		2.86
(.48)	—	(.48)	14.11	7.71	51	.38		.37		3.37
(.10)	(.12)	(.22)	13.77	2.28	1,859	.28	[6]	.28	[6]	1.32	[6]
(.17)	(.35)	(.52)	13.68	(3.03)	1,596	.26		.26		.72
(.23)	(.31)	(.54)	14.63	4.86	1,012	.27		.27		1.14
(.34)	(.49)	(.83)	14.48	4.06	786	.29		.29		2.25
(.43)	(.04)	(.47)	14.76	8.14	645	.31		.31		2.94
(.16)	—	(.16)	14.11	1.41	404	.11		.11		1.10

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

U.S. Government Securities Fund	25

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2013, through February 28, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	U.S. Government Securities Fund

	Beginning account value 9/1/2013	Ending account value 2/28/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,020.96	$3.21	.64%
Class A — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B — actual return	1,000.00	1,017.37	6.95	1.39
Class B — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C — actual return	1,000.00	1,017.18	7.15	1.43
Class C — assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class F-1 — actual return	1,000.00	1,020.96	3.21	.64
Class F-1 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 — actual return	1,000.00	1,022.23	1.96	.39
Class F-2 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-A — actual return	1,000.00	1,020.48	3.66	.73
Class 529-A — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 529-B — actual return	1,000.00	1,016.96	7.50	1.50
Class 529-B — assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C — actual return	1,000.00	1,016.94	7.50	1.50
Class 529-C — assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-E — actual return	1,000.00	1,019.30	4.86	.97
Class 529-E — assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F-1 — actual return	1,000.00	1,021.60	2.56	.51
Class 529-F-1 — assumed 5% return	1,000.00	1,022.27	2.56	.51
Class R-1 — actual return	1,000.00	1,017.26	7.05	1.41
Class R-1 — assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 — actual return	1,000.00	1,017.26	7.10	1.42
Class R-2 — assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-3 — actual return	1,000.00	1,019.32	4.86	.97
Class R-3 — assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 — actual return	1,000.00	1,020.99	3.16	.63
Class R-4 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 — actual return	1,000.00	1,022.52	1.65	.33
Class R-5 — assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 — actual return	1,000.00	1,022.78	1.40	.28
Class R-6 — assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

U.S. Government Securities Fund	27

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

28	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2014, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The American Funds Income Series® Investment portfolio February 28, 2014 unaudited

Bonds, notes & other debt instruments 88.51%

U.S. Treasury bonds & notes 48.74%	Principal amount	Value
U.S. Treasury 41.51%	(000)	(000)

U.S. Treasury 2.625% 2014	$110,445	$ 111,615
U.S. Treasury 0.375% 2015	15,700	15,742
U.S. Treasury 1.875% 2015	34,120	34,890
U.S. Treasury 11.25% 2015	90,530	100,140
U.S. Treasury 0.25% 2016	23,400	23,325
U.S. Treasury 0.625% 2016	12,140	12,181
U.S. Treasury 1.00% 2016	10,750	10,877
U.S. Treasury 1.50% 2016	94,050	96,372
U.S. Treasury 1.50% 2016[1]	76,675	78,553
U.S. Treasury 2.125% 2016	58,100	60,181
U.S. Treasury 2.375% 2016	40,200	41,882
U.S. Treasury 4.50% 2016	14,950	16,171
U.S. Treasury 4.625% 2016	49,175	54,492
U.S. Treasury 5.125% 2016	20,775	22,931
U.S. Treasury 7.50% 2016	26,275	31,155
U.S. Treasury 3.25% 2017	15,140	16,296
U.S. Treasury 4.625% 2017	38,975	43,446
U.S. Treasury 8.875% 2017	11,625	14,781
U.S. Treasury 1.375% 2018	28,855	28,787
U.S. Treasury 1.375% 2018	7,600	7,599
U.S. Treasury 1.125% 2020	56,500	54,024
U.S. Treasury 1.25% 2020	56,500	54,521
U.S. Treasury 1.375% 2020	47,500	45,947
U.S. Treasury 2.00% 2020	4,950	4,943
U.S. Treasury 2.375% 2020	30,600	31,169
U.S. Treasury 8.75% 2020	5,255	7,451
U.S. Treasury 8.00% 2021	350	494
U.S. Treasury 1.625% 2022	176,333	164,300
U.S. Treasury 1.625% 2022	101,004	94,643
U.S. Treasury 1.75% 2023	44,600	41,571
U.S. Treasury 2.00% 2023	79,248	75,870
U.S. Treasury 2.50% 2023	318,475	315,940
U.S. Treasury 2.75% 2023	340,900	344,408
U.S. Treasury 6.125% 2027	4,000	5,403
U.S. Treasury 6.375% 2027	4,000	5,507
U.S. Treasury 5.25% 2029	13,975	17,528
U.S. Treasury 6.25% 2030	10,500	14,610
U.S. Treasury 4.75% 2037	31,750	38,515
U.S. Treasury 5.00% 2037	30,750	38,562
U.S. Treasury 4.375% 2038	33,500	38,531
U.S. Treasury 3.875% 2040	17,450	18,527
U.S. Treasury 2.875% 2043	115,459	100,100
U.S. Treasury 3.125% 2043	45,535	41,659
U.S. Treasury 3.625% 2043	105,000	105,687
		2,481,326
Bonds, notes & other debt instruments

U.S. Treasury bonds & notes (continued)	Principal amount	Value
U.S. Treasury inflation-protected securities[2] 7.23%	(000)	(000)

U.S. Treasury Inflation-Protected Security 2.00% 2014	$ 84,072	$ 85,948
U.S. Treasury Inflation-Protected Security 0.50% 2015	105,754	108,444
U.S. Treasury Inflation-Protected Security 1.625% 2015	27,577	28,439
U.S. Treasury Inflation-Protected Security 0.125% 2018	28,103	29,122
U.S. Treasury Inflation-Protected Security 0.125% 2022	7,672	7,606
U.S. Treasury Inflation-Protected Security 0.125% 2023	7,471	7,309
U.S. Treasury Inflation-Protected Security 0.375% 2023	13,629	13,636
U.S. Treasury Inflation-Protected Security 2.125% 2041	15,830	18,948
U.S. Treasury Inflation-Protected Security 1.375% 2044	130,680	132,805
		432,257
Total U.S. Treasury bonds & notes		2,913,583
Federal agency mortgage-backed obligations[3] 23.42%

Fannie Mae 3.307% 2017[4]	3,998	4,262
Fannie Mae 10.50% 2018	386	422
Fannie Mae 5.50% 2023	9,571	10,418
Fannie Mae 6.00% 2024	861	953
Fannie Mae 10.568% 2025[4]	616	695
Fannie Mae 6.00% 2026	50	55
Fannie Mae 2.50% 2027	4,613	4,655
Fannie Mae 2.50% 2027	2,207	2,226
Fannie Mae 3.00% 2027	26,885	27,906
Fannie Mae 3.00% 2027	894	928
Fannie Mae 6.50% 2027	1,692	1,884
Fannie Mae 6.50% 2027	1,400	1,559
Fannie Mae 5.00% 2028	857	938
Fannie Mae 6.00% 2028	1,694	1,881
Fannie Mae 6.00% 2028	996	1,106
Fannie Mae 6.00% 2028	190	211
Fannie Mae 2.50% 2029[5]	44,186	44,324
Fannie Mae 4.50% 2029[5]	3,620	3,859
Fannie Mae 8.00% 2031	936	1,106
Fannie Mae 2.207% 2033[4]	906	959
Fannie Mae 2.50% 2035[4]	462	492
Fannie Mae 2.683% 2036[4]	1,273	1,355
Fannie Mae 2.224% 2037[4]	607	645
Fannie Mae 6.50% 2037	710	783
Fannie Mae 6.50% 2037	632	696
Fannie Mae 6.50% 2037	228	252
Fannie Mae 7.00% 2037	831	938
Fannie Mae 7.00% 2037	486	549
Fannie Mae 7.00% 2037	26	29
Fannie Mae 7.50% 2037	103	119
Fannie Mae 2.348% 2038[4]	3,062	3,259
Fannie Mae 5.50% 2038	10,830	11,999
Fannie Mae 6.00% 2038	502	546
Fannie Mae 7.00% 2038	1,547	1,746
Fannie Mae 3.251% 2040[4]	7,254	7,773
Fannie Mae 3.553% 2040[4]	938	1,005
Fannie Mae 4.191% 2040[4]	2,386	2,543
Fannie Mae 4.392% 2040[4]	3,913	4,175
Fannie Mae 5.00% 2040	1,068	1,179
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 3.221% 2041[4]	$ 6,236	$ 6,607
Fannie Mae 3.42% 2041[4]	3,374	3,564
Fannie Mae 3.519% 2041[4]	4,481	4,695
Fannie Mae 3.782% 2041[4]	5,216	5,587
Fannie Mae 4.00% 2041	6,149	6,463
Fannie Mae 4.50% 2041	4,403	4,740
Fannie Mae 5.00% 2041	3,139	3,493
Fannie Mae 5.00% 2041	2,423	2,697
Fannie Mae 5.00% 2041	1,578	1,755
Fannie Mae 5.00% 2041	1,110	1,234
Fannie Mae 2.951% 2042[4]	5,597	5,740
Fannie Mae 3.00% 2042	44,330	43,198
Fannie Mae 3.50% 2042	10,826	10,995
Fannie Mae 3.50% 2042	8,666	8,811
Fannie Mae 4.00% 2042	899	947
Fannie Mae 2.514% 2043[4]	4,279	4,273
Fannie Mae 3.00% 2043	60,141	58,606
Fannie Mae 3.00% 2043	50,377	49,091
Fannie Mae 3.00% 2043	42,682	41,593
Fannie Mae 3.00% 2043	36,401	35,472
Fannie Mae 3.00% 2043	30,419	29,643
Fannie Mae 3.00% 2043	22,936	22,351
Fannie Mae 3.00% 2043	22,205	21,638
Fannie Mae 3.00% 2043	21,906	21,347
Fannie Mae 3.00% 2043	11,979	11,673
Fannie Mae 3.00% 2043	11,775	11,474
Fannie Mae 3.00% 2043	11,334	11,040
Fannie Mae 3.00% 2043	7,710	7,513
Fannie Mae 3.00% 2043	7,442	7,253
Fannie Mae 3.00% 2043	5,737	5,590
Fannie Mae 3.00% 2043	5,006	4,878
Fannie Mae 3.00% 2043	4,983	4,856
Fannie Mae 3.00% 2043	4,133	4,026
Fannie Mae 3.00% 2043	3,901	3,802
Fannie Mae 3.00% 2043	1,706	1,662
Fannie Mae 3.00% 2043	989	964
Fannie Mae 3.00% 2043	989	964
Fannie Mae 3.00% 2043	987	962
Fannie Mae 3.00% 2043	986	961
Fannie Mae 3.00% 2043	984	959
Fannie Mae 3.00% 2043	983	958
Fannie Mae 3.00% 2043	982	957
Fannie Mae 3.00% 2043	981	956
Fannie Mae 3.00% 2043	980	955
Fannie Mae 3.00% 2043	564	549
Fannie Mae 3.00% 2043	479	467
Fannie Mae 4.00% 2043	43,577	45,858
Fannie Mae 4.00% 2043	7,129	7,506
Fannie Mae 3.50% 2044[5]	13,925	14,119
Fannie Mae 4.50% 2044[5]	71,559	76,867
Fannie Mae 6.833% 2047[4]	591	636
Fannie Mae, Series 2001-4, Class NA, 10.545% 2025[4]	170	189
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	485	536
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae, Series 2001-20, Class E, 9.556% 2031[4]	$ 21	$ 24
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,468	1,483
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,632	7,409
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	2,133	1,865
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,545	1,388
Fannie Mae, Series 2006-65, Class PF, 0.436% 2036[4]	1,910	1,911
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	296	329
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	2,343	2,565
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,127	1,244
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[4]	451	505
Freddie Mac 10.00% 2025	272	305
Freddie Mac 6.00% 2026	1,486	1,646
Freddie Mac 6.00% 2027	3,248	3,600
Freddie Mac 4.50% 2029	1,885	2,051
Freddie Mac 4.50% 2029	242	264
Freddie Mac 4.50% 2029	131	142
Freddie Mac 4.50% 2030	271	296
Freddie Mac 2.476% 2035[4]	2,594	2,758
Freddie Mac 2.375% 2036[4]	805	847
Freddie Mac 2.054% 2037[4]	356	375
Freddie Mac 5.50% 2037	112	123
Freddie Mac 6.50% 2037	312	344
Freddie Mac 4.849% 2038[4]	814	866
Freddie Mac 5.50% 2038	8,981	9,864
Freddie Mac 5.50% 2038	329	361
Freddie Mac 5.50% 2039	8,324	9,145
Freddie Mac 3.223% 2041[4]	4,489	4,757
Freddie Mac 3.397% 2041[4]	6,026	6,371
Freddie Mac 5.00% 2041	7,587	8,403
Freddie Mac 2.566% 2042[4]	6,871	6,891
Freddie Mac 2.581% 2042[4]	2,951	3,031
Freddie Mac 3.00% 2042	45,485	44,223
Freddie Mac 3.00% 2042	36,365	35,356
Freddie Mac 3.00% 2042	2,735	2,659
Freddie Mac 2.089% 2043[4]	2,647	2,711
Freddie Mac 2.351% 2043[4]	12,803	12,640
Freddie Mac 2.428% 2043[4]	4,992	4,964
Freddie Mac 3.00% 2043	14,392	13,993
Freddie Mac 4.00% 2043	18,811	19,726
Freddie Mac 4.00% 2043	12,036	12,650
Freddie Mac 4.00% 2043	10,396	10,926
Freddie Mac 4.00% 2043	2,729	2,868
Freddie Mac 4.00% 2043	2,478	2,599
Freddie Mac 4.00% 2043	2,051	2,156
Freddie Mac 4.00% 2043	1,772	1,858
Freddie Mac 4.00% 2043	1,652	1,732
Freddie Mac 4.00% 2043	594	622
Freddie Mac 4.00% 2044[5]	64,750	67,704
Freddie Mac, Series 2356, Class GD, 6.00% 2016	561	586
Freddie Mac, Series 2289, Class NA, 10.398% 2020[4]	77	82
Freddie Mac, Series 2289, Class NB, 9.94% 2022[4]	36	40
Freddie Mac, Series 1567, Class A, 0.555% 2023[4]	19	19
Freddie Mac, Series 2626, Class NG, 3.50% 2023	99	103
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Freddie Mac, Series 1617, Class PM, 6.50% 2023	$ 457	$ 515
Freddie Mac, Series 2153, Class GG, 6.00% 2029	870	969
Freddie Mac, Series 3061, Class PN, 5.50% 2035	984	1,084
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,737	2,561
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,307	1,246
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,093	1,000
Freddie Mac, Series 3156, Class PF, 0.405% 2036[4]	3,251	3,246
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,750	1,933
Freddie Mac, Series 3233, Class PA, 6.00% 2036	2,080	2,321
Freddie Mac, Series 3272, Class PA, 6.00% 2037	2,005	2,224
Government National Mortgage Assn. 10.00% 2019	225	257
Government National Mortgage Assn. 10.00% 2021	95	109
Government National Mortgage Assn. 3.00% 2026	22,410	23,369
Government National Mortgage Assn. 3.00% 2027	6,532	6,812
Government National Mortgage Assn. 6.50% 2029	1,085	1,234
Government National Mortgage Assn. 6.50% 2032	999	1,127
Government National Mortgage Assn. 6.50% 2037	714	805
Government National Mortgage Assn. 5.50% 2038	1,420	1,573
Government National Mortgage Assn. 5.50% 2038	159	171
Government National Mortgage Assn. 6.00% 2038	1,304	1,474
Government National Mortgage Assn. 6.50% 2038	696	780
Government National Mortgage Assn. 6.50% 2038	664	752
Government National Mortgage Assn. 6.50% 2038	555	626
Government National Mortgage Assn. 6.50% 2038	408	463
Government National Mortgage Assn. 3.50% 2039[4]	3,918	4,134
Government National Mortgage Assn. 4.00% 2039	1,070	1,141
Government National Mortgage Assn. 5.00% 2039	3,479	3,834
Government National Mortgage Assn. 6.00% 2039	8,153	9,252
Government National Mortgage Assn. 6.50% 2039	1,081	1,260
Government National Mortgage Assn. 4.50% 2040	2,591	2,830
Government National Mortgage Assn. 5.00% 2040	2,667	2,942
Government National Mortgage Assn. 5.00% 2040	1,074	1,182
Government National Mortgage Assn. 5.50% 2040	11,323	12,797
Government National Mortgage Assn. 3.50% 2041	1,307	1,329
Government National Mortgage Assn. 4.00% 2041	362	374
Government National Mortgage Assn. 4.50% 2041	30,452	33,297
Government National Mortgage Assn. 4.50% 2041	12,642	13,764
Government National Mortgage Assn. 5.00% 2041	17,864	19,669
Government National Mortgage Assn. 5.00% 2041	327	350
Government National Mortgage Assn. 5.50% 2041	1,102	1,186
Government National Mortgage Assn. 5.50% 2041	545	588
Government National Mortgage Assn. 5.50% 2041	355	382
Government National Mortgage Assn. 6.00% 2041	95	104
Government National Mortgage Assn. 6.50% 2041	7,546	8,285
Government National Mortgage Assn. 3.50% 2042	829	844
Government National Mortgage Assn. 4.00% 2042	6,061	6,360
Government National Mortgage Assn. 4.00% 2042	3,049	3,199
Government National Mortgage Assn. 3.50% 2043	7,792	8,039
Government National Mortgage Assn. 4.00% 2043	14,949	15,880
Government National Mortgage Assn. 5.922% 2058	12,989	13,967
Government National Mortgage Assn. 6.172% 2058	181	194
Government National Mortgage Assn. 6.22% 2058	3,389	3,614
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	3,532	3,673
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Government National Mortgage Assn., Series 2003-46, 5.00% 2033	$ 5,362	$ 5,811
Government National Mortgage Assn., Series 2003, 6.116% 2058	3,046	3,290
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	14,207	14,934
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	19,355	21,828
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	15,901	16,770
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	5,957	6,327
National Credit Union Administration, Series 2010-R2, Class 1A, 0.528% 2017[4]	754	756
National Credit Union Administration, Series 2011-R3, Class 1A, 0.556% 2020[4]	1,599	1,606
National Credit Union Administration, Series 2011-R1, Class 1A, 0.608% 2020[4]	941	947
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.71% 2048[4,6]	748	751
		1,399,621

Federal agency bonds & notes 16.35%

Freddie Mac 0.375% 2014	75,250	75,268
Freddie Mac 1.75% 2015	33,375	34,141
Freddie Mac 1.00% 2017	18,525	18,573
Freddie Mac 1.25% 2019	51,820	50,095
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014[3]	1,237	1,242
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[3]	3,424	3,460
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	2,112	2,163
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,300	3,379
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,225	3,325
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	4,425	4,362
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	3,250	3,206
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	2,480	2,472
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,884
Freddie Mac, Series KGRP, Class A, multifamily 0.548% 2020[4]	3,135	3,143
Freddie Mac, Series KF02, Class A3, multifamily 0.798% 2020[3,4]	2,829	2,841
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,132	3,217
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,451	1,515
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,321	3,474
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	3,667	3,838
Freddie Mac, Series K714, Class A-2, multifamily 3.034% 2020[3,4]	2,085	2,167
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	2,771	2,944
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	2,078	2,052
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,300	4,342
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	892	888
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	15,140	14,457
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	4,425	4,246
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	21,325	20,566
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	15,580	15,037
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	5,000	4,851
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,714	2,810
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[3]	3,337	3,449
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023	6,200	6,010
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[3]	3,660	3,722
Freddie Mac, Series K033, Class A1, multifamily 2.871% 2023[3]	16,636	17,217
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[3]	4,741	4,950
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[4]	17,165	17,114
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	4,000	4,032
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[4]	7,305	7,431
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[4]	15,487	15,791
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[4]	52,000	52,970
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[4]	$ 7,200	$ 7,369
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[4]	79,000	81,057
Freddie Mac, Series K036, Class A-2, multifamily 3.527% 2023[4]	2,420	2,493
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[4]	2,415	2,501
Federal Home Loan Bank 0.375% 2015	61,000	61,134
Federal Home Loan Bank 2.75% 2015	8,500	8,721
Federal Home Loan Bank 0.375% 2016	28,875	28,901
Federal Home Loan Bank 0.625% 2016	12,020	12,015
Federal Home Loan Bank 3.375% 2023	14,160	14,487
Federal Home Loan Bank 5.50% 2036	700	855
Federal Home Loan Bank, Series 2816, 1.00% 2017	43,705	43,847
Federal Farm Credit Banks 1.625% 2014	33,225	33,555
Federal Farm Credit Banks 0.156% 2017[4]	8,861	8,863
Federal Farm Credit Banks 0.60% 2017	74,292	73,706
Tennessee Valley Authority 1.875% 2022	8,500	9,279
TVA Southaven 3.846% 2033[3]	18,350	16,968
Tennessee Valley Authority 4.65% 2035[3]	3,053	3,127
Tennessee Valley Authority 5.88% 2036	3,930	4,135
Tennessee Valley Authority 5.25% 2039	2,750	3,363
Tennessee Valley Authority, Series A, 3.875% 2021	11,000	12,435
Tennessee Valley Authority, Series B, 3.50% 2042	11,570	9,772
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,434
Fannie Mae 3.00% 2014	4,500	4,568
Fannie Mae 7.125% 2030	3,000	4,218
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015	4,750	4,753
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[3]	1,706	1,708
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	4,225	4,153
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	4,325	4,285
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,537
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4]	3,075	3,094
Fannie Mae, Series 2014-M-1, multifamily 3.396% 2023[4]	3,600	3,637
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[4]	3,720	3,801
Fannie Mae, Series 2003-M2, Class D, multifamily 4.68% 2033[3,4]	5,168	5,694
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,156
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,196
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,954
Private Export Funding Corp. 1.375% 2017	3,750	3,814
Private Export Funding Corp. 1.45% 2019	5,250	5,121
Private Export Funding Corp. 3.55% 2024	8,510	8,734
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	983	986
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,765	1,774
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,930	1,973
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,522	1,537
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	548	577
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	588	639
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	231	252
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	857	947
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	2,462	2,661
		977,430

Asset-backed obligations[3] 0.00%

PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	165	165
Total bonds, notes & other debt instruments (cost: $5,230,826,000)		5,290,799

	Principal amount	Value
Short-term securities 14.81%	(000)	(000)

Federal Home Loan Bank 0.07%–0.165% due 3/7–7/25/2014	$429,504	$ 429,421
Freddie Mac 0.08%–0.14% due 3/11–9/16/2014	267,300	267,253
Wal-Mart Stores, Inc. 0.06% due 3/10–3/17/2014[6]	90,000	89,998
Fannie Mae 0.09–0.10% due 4/21–7/23/2014	59,400	59,394
National Rural Utilities Cooperative Finance Corp. 0.09% due 3/27/2014	30,000	29,998
Federal Farm Credit Banks 0.10% due 6/16/2014	5,000	4,999
NetJets Inc. 0.05% due 3/12/2014[6]	4,300	4,300
Total short-term securities (cost: $885,271,000)		885,363
Total investment securities (cost: $6,116,097,000)		6,176,162
Other assets less liabilities		(198,659)
Net assets		$5,977,503

1 A portion of this security was pledged as collateral. The total value of pledged collateral was $10,767,000, which represented .18% of the net assets of the fund.

2 Index-linked bond whose principal amount moves with a government price index.

3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4 Coupon rate may change periodically.

5 A portion or all of the security purchased on a TBA basis.

6 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $95,049,000, which represented 1.59% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-022-0414O-S37657

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: April 30, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 30, 2014